Balance Sheet - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 10,998,096	$ 9,219,547	$ 8,744,301
Marketable securities		2,997,220	5,981,520
Prepaid expenses and other current assets	290,756	447,206	1,173,847
Total Current Assets	11,288,852	12,663,973	15,899,668
Security Deposits	25,681	25,681	30,785
Operating Lease Right-of-Use Assets	171,870	203,348
Equipment, Net	66,515	75,770	112,473
Total Assets	11,552,918	12,968,772	16,042,926
Current Liabilities:
Accounts payable and accrued expenses	1,237,007	1,265,731	3,152,550
Deferred revenue	600,000	1,500,000
Operating lease liabilities, current	144,610	139,765
Total Current Liabilities	1,981,617	2,905,496	3,152,550
Operating Lease Liabilities, non-current	25,790	63,605
Warrant Liabilities	100,109	41,717	2,307,586
Other Liabilities			19,900
Total Liabilities	2,107,516	3,010,818	5,480,036
Commitments and Contingencies
Stockholders' Equity:
Preferred stock
Common stock	402	402	312
Additional paid-in capital	173,354,446	173,278,144	165,267,656
Accumulated other comprehensive income (loss)		2,084	(17,836)
Accumulated deficit	(163,909,446)	(163,322,676)	(154,687,242)
Total Stockholders' Equity	9,445,402	9,957,954	10,562,890
Total Liabilities and Stockholders' Equity	$ 11,552,918	$ 12,968,772	$ 16,042,926